Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies:

Minimum contractual charter revenues:

The Company employs certain of its vessels under lease agreements. Time charters typically may provide for variable lease payments, charterers’ options to extend the lease terms at higher rates and termination clauses. The Company’s contracted time charters as of December 31, 2018, range from one to three months, with varying extension periods at the charterers’ option and do not provide for variable lease payments. Our time charters contain customary termination clauses which protect either the Company or the charterers from material adverse situations.

Future minimum contractual charter revenues, gross of 1.25% address commission and 1.25% brokerage commissions to Maritime and of any other brokerage commissions to third parties, based on the vessels’ committed, non-cancelable, long-term time charter contracts as of December 31, 2018, are as follows:

Year ending December 31,	Amount
2019	$2,813
$2,813

Make-Whole and Put Right: The Make-Whole Right is defined in Section 4.12(a) of the Agreement and Plan of Merger, dated as of April 23, 2015 and as thereafter amended between the Company, Merger Sub, LS and LookSmart Group, Inc. (the “Merger Agreement” and the transactions contemplated therein, the “Merger”). Pursuant to the Make-Whole Right, if Pyxis conducts an offering of its common stock or a sale of Pyxis and/or substantially all of its assets (either, a “Future Pyxis Offering”) at a price per share (the “New Offering Price”) that is less than $4.30 following the Merger, then a LS stockholder of record on April 29, 2015, who on the date of the consummation of a Future Pyxis Offering continues to hold Pyxis common shares that the LS stockholder received in connection with the Merger (the “MWR Holder”), is entitled to receive in Pyxis common shares the difference between the New Offering Price and $4.30 (i.e., the Make-Whole Right) per Pyxis common share still held by such MWR Holder. Under Section 4.12(d) of the Merger Agreement, the Make-Whole Right applies only to the first Future Pyxis Offering following the closing of the Merger, provided that such Future Pyxis Offering results in gross proceeds to Pyxis of at least $5 million (excluding the proceeds from any shares purchased by certain affiliates). In December 2017, Pyxis completed a common stock offering (the “Offering”), which resulted in gross proceeds of $4.8 million. The Offering qualified as Future Pyxis Offering and thus, the Make-Whole Right is no longer available. The Put Right is defined in Section 4.12(c) of the Merger Agreement. Pursuant to the Put Right, if a Future Pyxis Offering has not occurred within three (3) years of the closing date of the Merger (i.e., by October 28, 2018), each MWR Holder may, at its option following written notice to Pyxis, require that Pyxis purchase a pro rata amount of Pyxis common stock from such MWR Holder (based on the total amount of shares of Pyxis common stock held by all MWR Holders) that will result in, among other things, an amount of gross proceeds not to exceed an aggregate of $2 million (i.e., the Put Right). As discussed above, in December 2017 Pyxis completed the Offering, which qualified as a Future Pyxis Offering and accordingly, the Put Right is no longer available to MWR Holders.

Other: Various claims, suits and complaints, including those involving government regulations and environmental liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities, which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.